Basis of preparation	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Basis of preparation

Note	3 | Basis of preparation

The Consolidated financial statements for the year ended December 31, 2024 have been prepared in accordance with IFRS issued by the IASB and IFRIC interpretations, which have been adopted and incorporated by the CNV. The Consolidated financial statements were approved for issue by the Company’s Board of Directors on March 7, 2025.

By means of General Resolution No. 622/2013, the CNV provided for the application of Technical Resolution No. 26 of the FACPCE, which adopts the IFRS issued by the IASB, for those entities that are included in the public offering system of Law No. 17,811, as amended, whether on account of their capital or their corporate notes, or have requested authorization to be included in the aforementioned system.

Comparative information

The balances as of December 31, 2023, disclosed in these Consolidated financial statements for comparative purposes, arise as a result of restating the Consolidated financial statements as of that date to the purchasing power of the currency at December 31, 2024. This, as a consequence of the restatement of the financial information described hereunder. Furthermore, certain amounts of the Consolidated financial statements presented on a comparative basis have been reclassified in order to maintain consistency of presentation with the amounts of the reporting year.

Restatement of financial information

The Consolidated financial statements as of December 31, 2024, including the figures relating to the previous year, have been stated in terms of the measuring unit current at December 31, 2024, in accordance with IAS 29 “Financial reporting in hyperinflationary economies”. As a result thereof, the financial statements are stated in terms of the measuring unit current at the end of the reporting year.

The inflation rate applied for the fiscal year commenced January 1, 2024 and ended December 31, 2024, based on that indicated in the preceding paragraph, was 117.8%.

According to IAS 29, the restatement of financial statements is necessary when the functional currency of an entity is that of a hyperinflationary economy. To define a state of hyperinflation, IAS 29 provides a set of guidelines, including but not limited to the following, which consist of (i) analyzing the behavior of population, prices, interest rates and wages faced with the development of price indexes and the loss of the currency’s purchasing power, and (ii) as a quantitative feature, which, in practice, is the mostly considered condition, verifying whether the cumulative inflation rate over three years approaches or exceeds 100%.

Consequently, the Argentine economy should be regarded as highly inflationary as from July 1, 2018. The standard states that the adjustment will be resumed from the date on which it was last made, February 2003. Moreover, on July 24, 2018, the FACPCE issued a communication confirming that which has been previously mentioned. Additionally, it should be taken into account that on December 4, 2018, the Official Gazette published Law No. 27,468 pursuant to which the provisions of Executive Order No. 664/2003 of the PEN, which did not allow for the filing of inflation-adjusted financial statements, are no longer in effect. This regulation states that the provisions of section 62 of Business Organizations Law No. 19,550 -preparation of financial statements to reflect the effects of inflation- will continue to apply, thus reinstating the adjustment for inflation. On December 28, 2018, the CNV, reaffirming the provisions of Law No. 27,468, published Resolution No. 777/18 stating that issuing companies shall apply the restatement method of financial statements to reflect the effects of inflation in conformity with IAS 29.

In order to not only assess the aforementioned quantitative condition but also restate the financial statements, the CNV has stated that the series of indexes to be used for the application of IAS 29 is that determined by the FACPCE. That series of indexes combines the CPI published by the INDEC from January 2017 (base month: December 2016) with the WPI published by the INDEC through that date, computing for the months of November and December 2015 -in respect of which there is no available information from the INDEC on the development of the WPI-, the variation recorded in the CPI of the City of Buenos Aires.

Taking into consideration the above-mentioned index, in the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020, the inflation rate amounted to 117.8%, 211.4%, 94.8%, 50.9% and 36.1%, respectively.

The effects of the application of IAS 29 are summarized below:

Restatement of the Consolidated Statement of Financial Position

(i)	Monetary items (those with a fixed nominal value in local currency) are not restated inasmuch as they are already expressed in terms of the measuring unit current at the closing date of the reporting year.

(ii)	Non-monetary items carried at historical cost or at the current value of a date prior to the end of the reporting year are restated using coefficients that reflect the variation recorded in the general level of prices from the date of acquisition or revaluation to the closing date of the reporting year. Depreciation charges of property, plant and equipment and amortization charges of intangible assets recognized in profit or loss for the year, as well as any other consumption of non-monetary assets will be determined on the basis of the new restated amounts.

(iii)	The restatement of non-monetary assets in terms of the measuring unit current at the end of the reporting year without an equivalent adjustment for tax purposes, gives rise to a taxable temporary difference and to the recognition of a deferred tax liability, whose contra-account is recognized.

Restatement of the Consolidated Statement of Comprehensive Income

(i)	Income and expenses are restated from the date when they were recorded, except for those profit or loss items that reflect or include in their determination the consumption of assets carried at the purchasing power of the currency as of a date prior to the recording of the consumption, which are restated based on the date when the asset to which the item is related originated (for example, depreciation, impairment and other consumptions of assets valued at historical cost).

(ii)	The net gain from the maintenance of monetary assets and liabilities is presented in a line item separately from the profit or loss for the year, called RECPAM.

Restatement of the Consolidated Statement of Changes in Equity

(i)	The components of equity, except for reserved earnings and unappropriated retained earnings, have been restated from the dates on which they were contributed, or on which they were otherwise set up.

(ii)	The restated unappropriated retained earnings were determined by the difference between net assets restated at the date of transition and the other components of opening equity expressed as indicated in the preceding headings.

(iii)	After the restatement at the date indicated in (i) above, all components of equity are restated by applying the general price index from the beginning of the year, and each variation of those components is restated from the date of contribution or the date on which it otherwise arose.

Restatement of the Consolidated Statement of Cash Flows

IAS 29 requires all the items of this Statement to be restated in terms of the measuring unit current at the closing date of the reporting year.

The monetary gain or loss generated by cash and cash equivalents is presented in the statement of cash flows separately from cash flows from operating, investing and financing activities, as a specific item of the reconciliation between cash and cash equivalents at the beginning and end of the year.

Note	3.1 | Bases of consolidation

The Group’s Consolidated Financial Statements include the financial information of both the Company and Edenor Tech SAU. For the presentation of the Consolidated Financial Statements, the full consolidation method has been applied to Edenor Tech SAU, following the procedure set forth in IFRS 10.

In the Consolidated Financial Statements, the carrying amount of the parent’s investment and its share in the profit or loss and cash flows are replaced with the total assets, liabilities, profit or loss and cash flows of the subsidiary, separately reflecting non-controlling interests.

Intragroup assets and liabilities, equity, income, expenses and cash flows are eliminated on consolidation. The gains or losses resulting from intragroup transactions that are recognized in assets are eliminated in full.

The non-controlling interests, presented within equity, represent the portion of the subsidiaries’ profit or loss and net assets that are not owned by edenor. The Company attributes the subsidiaries’ profit or loss and other comprehensive income to the owners of the parent and to the non-controlling interests on the basis of their respective ownership interests.

Subsidiaries are all those entities over which the Company has control. Control is achieved when the investor is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee Specifically, an investor has control over an investee if and only if the investor has:

-	power over the investee, i.e. the investor has existing rights that give it the ability to direct the investee’s relevant activities;
-	exposure, or rights, to variable returns from its involvement with the investee;
-	the ability to use its power over the investee to significantly affect its returns. In general, this ability is reflected in the holding, whether directly or indirectly, of more than 50% of the voting rights, although it is not exclusively limited to this criterion.

The investor will reassess whether or not it has control over the investee if facts and circumstances indicate that there are changes to one or more of the previously described elements of control. Consolidation of a subsidiary begins when the investor obtains control over the subsidiary and ceases when the investor loses control of the subsidiary. The assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the investor gains control until the date when the investor ceases to control the subsidiary.

For the consolidation of the companies over which control is exercised, the latest financial statements available at the end of the reporting year have been used, taking into consideration the significant operations and events that have occurred after the reporting year and the transactions between the Company and the subsidiaries that may have affected the latter’s equity. Furthermore, where necessary, the accounting principles and criteria used by the subsidiaries have been brought into line with those of edenor in order to present the consolidated financial statements on the basis of uniform valuation and presentation standards (Note 7).